Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Grants of Certain Equity Awards
Grant approval for executive officers occurs at regularly scheduled meetings of the Committee. The timing of grants is not coordinated with the release of material non-public
information, and the Committee does not take material nonpublic information into account when determining the timing and terms of awards. Stock option awards are priced at fair market value on the date of grant (as defined under our equity plan) and awards of restricted stock units and performance stock units are also made in accordance with the terms of our equity plan.
In addition to grants made as part of our annual equity grant process for our current employees, grants may also be made during the year to newly hired employees as part of the in-hire
compensation package, as well as to existing employees for purposes of retention, as part of a special incentive program or in recognition of special achievements. In the event of newly hired employees or retention and recognition awards to existing employees, those grants are generally made once per quarter. Any such grants to executive officers are generally approved at regularly scheduled meetings of the Committee or the Board, except under extraordinary circumstances.
We do not grant
“re-load”
options, make loans to executive officers for any purpose, including to exercise stock options, nor do we grant stock options at a discount. In fiscal year 2025, we did not grant new awards of stock options, stock appreciation rights, or similar option-like
instruments to our Named Executive Officers.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	Grant approval for executive officers occurs at regularly scheduled meetings of the Committee. The timing of grants is not coordinated with the release of material non-public
information, and the Committee does not take material nonpublic information into account when determining the timing and terms of awards. Stock option awards are priced at fair market value on the date of grant (as defined under our equity plan) and awards of restricted stock units and performance stock units are also made in accordance with the terms of our equity plan.
MNPI Disclosure Timed for Compensation Value	false